Financial Risk Management (Details) - Schedule of level 2 fair value measurements	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Valuation techniques and key inputs [Member]
Financial Risk Management (Details) - Schedule of level 2 fair value measurements [Line Items]
Digital assets	The digital asset is quoted in unit of BTC. Price of the digital assets at level 2 fair value is referenced to quoted price of BTC.
Significant unobservable input [Member]
Financial Risk Management (Details) - Schedule of level 2 fair value measurements [Line Items]
Digital assets	Quoted price of BTC
Effect on fair value for increase of inputs [Member]
Financial Risk Management (Details) - Schedule of level 2 fair value measurements [Line Items]
Digital assets	Increase proportionately